GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
September 30, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.1%
	Banks — 4.2%
554,313	U.S. Bancorp	25,348,733
437,897	Wells Fargo & Co.	24,736,802
	Total Banks	50,085,535
	Capital Goods — 4.2%
118,468	General Electric Co.	22,340,695
265,859	Otis Worldwide Corp.	27,633,385
	Total Capital Goods	49,974,080
	Consumer Discretionary Distribution & Retail — 4.7%
149,286	Amazon.com, Inc. *	27,816,461
249,552	TJX Cos., Inc.	29,332,342
	Total Consumer Discretionary Distribution & Retail	57,148,803
	Consumer Services — 4.6%
786,379	Aramark	30,456,459
108,721	Hilton Worldwide Holdings, Inc.	25,060,190
	Total Consumer Services	55,516,649
	Financial Services — 2.9%
128,812	Visa, Inc. – Class A	35,416,859
	Food, Beverage & Tobacco — 6.9%
573,720	Coca-Cola Co.	41,227,519
79,496	Constellation Brands, Inc. – Class A	20,485,325
291,054	Mondelez International, Inc. – Class A	21,441,948
	Total Food, Beverage & Tobacco	83,154,792
	Health Care Equipment & Services — 16.0%
379,402	Abbott Laboratories	43,255,622
54,956	Cigna Group	19,038,957
71,679	Elevance Health, Inc.	37,273,080
67,320	Intuitive Surgical, Inc. *	33,072,296
100,965	Quest Diagnostics, Inc.	15,674,816
74,397	UnitedHealth Group, Inc.	43,498,438
	Total Health Care Equipment & Services	191,813,209
	Household & Personal Products — 3.2%
224,792	Procter & Gamble Co.	38,933,975
	Media & Entertainment — 8.5%
300,303	Alphabet, Inc. – Class A	49,805,253
91,958	Meta Platforms, Inc. – Class A	52,640,437
	Total Media & Entertainment	102,445,690
	Pharmaceuticals, Biotechnology & Life Sciences — 9.4%
22,606	Eli Lilly & Co.	20,027,560
307,667	Johnson & Johnson	49,860,514
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
273,510	Merck & Co., Inc.	31,059,795
19,279	Thermo Fisher Scientific, Inc.	11,925,411
	Total Pharmaceuticals, Biotechnology & Life Sciences	112,873,280
	Semiconductors & Semiconductor Equipment — 11.8%
148,151	Broadcom, Inc.	25,556,047
49,903	KLA Corp.	38,645,382
44,498	Lam Research Corp.	36,313,928
201,629	Texas Instruments, Inc.	41,650,503
	Total Semiconductors & Semiconductor Equipment	142,165,860
	Software & Services — 17.4%
111,186	Accenture PLC – Class A	39,302,027
184,490	Microsoft Corp.	79,386,047
346,487	Oracle Corp.	59,041,385
113,264	Salesforce, Inc.	31,001,490
	Total Software & Services	208,730,949
	Technology Hardware & Equipment — 5.3%
273,737	Apple, Inc.	63,780,721
	TOTAL COMMON STOCKS (COST $1,082,244,020)	1,192,040,402
	SHORT-TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
11,743,172	State Street Institutional Treasury Money Market Fund – Premier Class, 4.97% (a)	11,743,172
	TOTAL SHORT-TERM INVESTMENTS (COST $11,743,172)	11,743,172
	TOTAL INVESTMENTS — 100.1% (Cost $1,093,987,192)	1,203,783,574
	Other Assets and Liabilities (net) — (0.1)%	(1,555,756)
	TOTAL NET ASSETS — 100.0%	$1,202,227,818

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of September 30, 2024.

Organization
GMO U.S. Quality ETF (the “Fund”) is a diversified exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).
The Fund’s investment objective is to seek total return by investing primarily in equities of U.S. companies that the Adviser believes to be of high quality.  The Adviser believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments.
The Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.
Please see the Fund’s Prospectus, available on www.gmo.com, for information regarding specific risks for the Fund.
Basis of presentation
The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the
Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.
Security valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations determined using other significant direct or indirect observable inputs.
Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.
Securities in the portfolio of the Fund for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).
The Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Fund under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$1,192,040,402	$—	$—	$1,192,040,402
Short-Term Investments	11,743,172	—	—	11,743,172
Total Investments	1,203,783,574	—	—	1,203,783,574
Total	$1,203,783,574	$—	$—	$1,203,783,574
For additional information regarding the Fund, please see the Fund’s most recent annual or semiannual shareholder report and/or financial statements and other information, available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.